Income Taxes (Operating Loss and Tax Credit Carryforwards) (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	¥ 213,108
Tax credit carryforwards	62,184
Fiscal Year Ending March 31, 2022 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	15,457
Tax credit carryforwards	650
Fiscal Year Ending March 31, 2023 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	5,575
Tax credit carryforwards	8,191
Fiscal Year Ending March 31, 2024 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	5,209
Tax credit carryforwards	6,705
Fiscal Year Ending March 31, 2025 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	84,080
Tax credit carryforwards	10
Fiscal Year Ending March 31, 2026 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	59,047
Tax credit carryforwards	37
Fiscal Year Ending March 31, 2027 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	1,722
Tax credit carryforwards	70
Fiscal Year Ending March 31, 2027 and thereafter [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	17,288
Tax credit carryforwards	41,756
No Definite Expiration Date [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	24,730
Tax credit carryforwards	¥ 4,765